Employee benefit - Disclosure of net defined benefit liability (asset) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 2,976	€ 4,177
Service cost	205	484
Interest costs	(14)	(47)
Actuarial (gain) / loss	(471)	(584)
Net defined benefit liability (asset) at end of period	€ 2,696	2,976
IAS19 Restatement related to change in calculation method - IFRIC
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period		(1,054)
Opening balance after adjustment
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period		€ 3,123